Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41540
Entity Registrant Name	Perfect Corp.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14F, No. 98 Minquan Road Xindian District
Entity Address, City or Town	New Taipei City
Entity Address, Postal Zip Code	231
Entity Address, Country	TW
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001899830
Document Fiscal Year Focus	2024
Amendment Flag	false
Document Fiscal Period Focus	FY
Perfect Class A Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	PERF
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	85,059,953
Perfect Class B Ordinary Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	16,788,718
Warrants
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	PERF WS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	20,849,975
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	14F, No. 98 Minquan Road Xindian District
Entity Address, City or Town	New Taipei City
Entity Address, Postal Zip Code	231
Entity Address, Country	TW
Contact Personnel Name	Iris Chen
Contact Personnel Email Address	investor_relations@perfectcorp.com
City Area Code	2
Local Phone Number	8667-1265